UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [    ];     Amendment Number:
This Amendment (Check only one):     [    ] is a restatement.
                                     [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Veritas Asset Management (UK) Ltd.
Address:  Elizabeth House, 6th Floor, 39 York Road, London, United Kingdom
          SE1 7NQ

Form 13F File Number:     28-14794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Grant
Title:    Chief Operating Officer
Phone:    +44 207 961 1600

Signature, Place, and Date of Signing:


/s/ Richard Grant     London, England     May 11, 2012
-----------------     ---------------     ------------
[Signature]           [City, State]       [Date]

Report Type     (Check only one):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  21

Form 13F Information Table Value Total:          $1,836,070
                                                (thousands)

                       Veritas Asset Management (UK) Ltd.

                           Form 13F Information Table

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

FORM 13 F
31-MAR-12
COLUMN 1                      COLUMN 2       COLUMN 3       COLUMN 4     COLUMN 5               COLUMN 6     COLUMN 7     COLUMN 8
                              TITLE OF                      VALUE        SHS OR    SH/          INVESTMENT   OTHER        VOTING
NAME OF ISSUER                CLASS          CUSIP          (X$1,000)    PRN AMT   PRN          DISCRETION   MANAGERS     SOLE
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC              COM            02209S103         833         27000    SH           SOLE         NONE             27000
BERKSHIRE HATHAWAY            CLASS B NEW    084670702       1,266         15600    SH           SOLE         NONE             15600
CARNIVAL CORP                 PAIRED CTF     143658300         250          7800    SH           SOLE         NONE              7800
CITIGROUP INC                 COM NEW        172967424     159,528       4364650    SH           SOLE         NONE           4364650
CVS CAREMARK CORP             COM            126650100     163,221       3643336    SH           SOLE         NONE           3643336
GOOGLE INC                    CL A           38259P508     153,026        238640    SH           SOLE         NONE            238640
LAB CORP AMER HLDG            COM NEW        50540R409         330          3600    SH           SOLE         NONE              3600
LEUCADIA NATL CORP            COM            527288104         966         37000    SH           SOLE         NONE             37000
LOCKHEED MARTIN CORP          COM            539830109     268,582       2988893    SH           SOLE         NONE           2988893
MARSH & MCLENNAN COS INC      COM            571748102     107,918       3291200    SH           SOLE         NONE           3291200
MICROSOFT CORP                COM            594918104     201,253       6239450    SH           SOLE         NONE           6239450
NEWS CORPORATION              COM            65248E203      13,979        700000    SH           SOLE         NONE            700000
NORTHERN TR CORP              COM            665859104     173,548       3657500    SH           SOLE         NONE           3657500
PHILIP MORRIS INTL INC        COM            718172109       1,921         21675    SH           SOLE         NONE             21675
PRAXAIR INC                   COM            74005P104       1,399         12200    SH           SOLE         NONE             12200
TRANSDIGM GROUP INC           COM            893641100      54,720        472700    SH           SOLE         NONE            472700
UNITEDHEALTH GROUP INC        COM            91324P102     141,046       2393050    SH           SOLE         NONE           2393050
UTD PARCEL SERVICE INC        CL B           911312106         363          4500    SH           SOLE         NONE              4500
VARIAN MEDICAL SYS INC        COM            92220P105     126,605       1835924    SH           SOLE         NONE           1835924
VCA ANTECH INC                COM            918194101     149,145       6425900    SH           SOLE         NONE           6425900
WEATHERFORD INTERNATIONAL LT  COM            H27013103     116,171       7698526    SH           SOLE         NONE           7698526

                                                         1,836,070
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